UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07807

Fidelity Revere Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2023

Item 1.

Reports to Stockholders

Fidelity® Municipal Cash Central Fund

Semi-Annual Report
November 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary November 30, 2023 (Unaudited)
Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	100.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Schedule of Investments November 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Variable Rate Demand Note - 56.0%
	Principal Amount (a)	Value ($)
Alabama - 2.7%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 3.76% 12/7/23, VRDN (b)(c)	1,900,000	1,900,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2023:
3.55% 12/1/23, VRDN (b)(c)	16,700,000	16,700,000
3.58% 12/1/23, VRDN (b)(c)	17,900,000	17,900,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Miller Proj.) Series 2023, 4.15% 12/7/23, VRDN (b)(c)	8,900,000	8,900,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 3.48% 12/1/23, VRDN (b)(c)	16,450,000	16,450,000
TOTAL ALABAMA		61,850,000
Alaska - 0.8%
Valdez Marine Term. Rev. (ConocoPhillips Proj.) Series 1994 A, 3.45% 12/7/23 (ConocoPhillips Co. Guaranteed), VRDN (b)	18,600,000	18,600,000
Arizona - 1.2%
Maricopa County Poll. Cont. Rev.:
(Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 3.82% 12/7/23, VRDN (b)	2,300,000	2,300,000
Series 2009 C, 3.9% 12/7/23, VRDN (b)	4,000,000	4,000,000
Maricopa County Rev. Series 2023 B, 3.64% 12/7/23, VRDN (b)	21,450,000	21,450,000
TOTAL ARIZONA		27,750,000
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 3.76% 12/7/23, VRDN (b)(c)	200,000	200,000
Series 2002, 3.96% 12/7/23, VRDN (b)(c)	1,000,000	1,000,000
TOTAL ARKANSAS		1,200,000
Delaware - 1.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1994, 3.52% 12/1/23, VRDN (b)(c)	28,200,000	28,200,000
Series 1999 B, 3.7% 12/7/23, VRDN (b)(c)	2,400,000	2,400,000
TOTAL DELAWARE		30,600,000
Florida - 4.4%
Bay County Indl. Rev. Dev. (Gulf Pwr. Co. Proj.) Series 2020, 3.5% 12/7/23, VRDN (b)(c)	22,300,000	22,300,000
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2015, 3.5% 12/7/23, VRDN (b)(c)	6,500,000	6,500,000
Series 2018 B, 3.55% 12/7/23, VRDN (b)(c)	3,100,000	3,100,000
Escambia County Solid Waste Disp. Rev.:
(Gulf Pwr. Co. Proj.) Series 2009, 3.4% 12/7/23, VRDN (b)	5,000,000	5,000,000
(VAR-Gulf Pwr. Co. Proj.) Series 2, 3.31% 12/1/23, VRDN (b)	22,300,000	22,300,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev. (Claymore Crossings Apt. Proj.) Series 2005, 3.36% 12/7/23, LOC Citibank NA, VRDN (b)(c)	9,055,000	9,055,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 3.4% 12/7/23, VRDN (b)	5,600,000	5,600,000
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2016 A:
3.5% 12/7/23, VRDN (b)(c)	2,300,000	2,300,000
3.51% 12/7/23, VRDN (b)(c)	3,400,000	3,400,000
Miami-Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2021, 3.45% 12/7/23, VRDN (b)(c)	3,800,000	3,800,000
Mississippi Bus. Fin. Corp. Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2014, 3.4% 12/7/23, VRDN (b)	2,100,000	2,100,000
FNMA:
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Hunters Run Apts. Proj.) Series 2003 G, 3.65% 12/7/23, LOC Fannie Mae, VRDN (b)(c)	5,025,000	5,025,000
Florida Hsg. Fin. Corp. Rev. (Valencia Village Apts. Proj.) Series G, 3.35% 12/7/23, LOC Fannie Mae, VRDN (b)(c)	6,890,000	6,890,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev. (Grande Oaks Apts. Proj.) Series A, 3.6% 12/7/23, LOC Fannie Mae, VRDN (b)(c)	1,035,000	1,035,000
TOTAL FLORIDA		98,405,000
Georgia - 3.3%
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022, 3.58% 12/1/23, VRDN (b)(c)	12,400,000	12,400,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 2012, 3.58% 12/1/23, VRDN (b)(c)	8,700,000	8,700,000
Series 2018, 3.4% 12/1/23, VRDN (b)	6,800,000	6,800,000
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 3.5% 12/1/23, VRDN (b)(c)	17,100,000	17,100,000
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 2008, 3.45% 12/1/23, VRDN (b)	8,465,000	8,465,000
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2010, 3.75% 12/7/23, VRDN (b)	1,300,000	1,300,000
Series 2002 V1, 3.65% 12/7/23, VRDN (b)	1,600,000	1,600,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2017, 3.75% 12/7/23, VRDN (b)(c)	4,600,000	4,600,000
Series 2019, 3.75% 12/7/23, VRDN (b)(c)	13,040,000	13,040,000
TOTAL GEORGIA		74,005,000
Illinois - 1.8%
Chicago Midway Arpt. Rev. Series 2014 C, 3.65% 12/7/23, LOC PNC Bank NA, VRDN (b)(c)	4,300,000	4,300,000
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 3.45% 12/7/23, LOC Bayerische Landesbank, VRDN (b)(c)	6,000,000	6,000,000
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 3.75% 12/7/23, LOC Northern Trust Co., VRDN (b)	1,900,000	1,900,000
Illinois Fin. Auth. Rev.:
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2009 D2, 3.05% 12/1/23, LOC TD Banknorth, NA, VRDN (b)	3,580,000	3,580,000
Series 2010 B, 3.25% 12/1/23, LOC Wells Fargo Bank NA, VRDN (b)	2,615,000	2,615,000
Series 2009 D1, 3.05% 12/1/23, LOC TD Banknorth, NA, VRDN (b)	945,000	945,000
Will County Exempt Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 3.3% 12/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	22,045,000	22,045,000
TOTAL ILLINOIS		41,385,000
Indiana - 0.5%
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.):
Series 2009 A3, 3.33% 12/7/23, LOC Mizuho Bank Ltd., VRDN (b)	7,500,000	7,500,000
Series 2009 A4, 3.15% 12/1/23, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	1,000,000	1,000,000
(PSI Energy Proj.) Series 2003 B, 3.47% 12/7/23, VRDN (b)(c)	1,050,000	1,050,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 I, 3.13% 12/1/23, LOC Barclays Bank PLC, VRDN (b)	2,400,000	2,400,000
TOTAL INDIANA		11,950,000
Iowa - 1.9%
Iowa Fin. Auth. Econ. Dev. Rev. Series 2009 A, 3.63% 12/7/23, VRDN (b)	4,000,000	4,000,000
Iowa Fin. Auth. Health Facilities Rev.:
Series 2013 B1, 3.05% 12/1/23, LOC TD Banknorth, NA, VRDN (b)	7,905,000	7,905,000
Series 2013 B2, 3.05% 12/1/23, LOC TD Banknorth, NA, VRDN (b)	1,100,000	1,100,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Co. Proj.) Series 2016 B, 3.37% 12/7/23, VRDN (b)(c)	1,000,000	1,000,000
Iowa Fin. Auth. Solid Waste Facilities (MidAmerican Energy Co. Proj.) Series 2017, 3.35% 12/7/23, VRDN (b)(c)	29,430,000	29,430,000
TOTAL IOWA		43,435,000
Kansas - 0.3%
Cygne Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994 B, 3.4% 12/7/23, VRDN (b)	400,000	400,000
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 3.41% 12/7/23, VRDN (b)	3,300,000	3,300,000
Series 2007 B, 3.41% 12/7/23, VRDN (b)	1,000,000	1,000,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 3.4% 12/7/23, VRDN (b)	2,100,000	2,100,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 3.4% 12/7/23, VRDN (b)	200,000	200,000
(Western Resources, Inc. Proj.) Series 1994, 3.4% 12/7/23, VRDN (b)	600,000	600,000
TOTAL KANSAS		7,600,000
Kentucky - 2.6%
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.) Series 1993 A, 3.5% 12/1/23 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	1,900,000	1,900,000
Louisville Reg'l. Arpt. Auth. Series 2006 A, 3.42% 12/1/23, VRDN (b)(c)	42,600,000	42,600,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 4.2% 12/1/23, VRDN (b)(c)	9,800,000	9,800,000
Series 2020 B1, 4.2% 12/1/23, VRDN (b)(c)	3,500,000	3,500,000
TOTAL KENTUCKY		57,800,000
Louisiana - 3.5%
East Baton Rouge Parish Solid Waste Series 1998, 3.3% 12/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	8,700,000	8,700,000
Louisiana Gas & Fuel Tax Rev.:
Series 2023 A1, 3.05% 12/1/23, LOC Toronto-Dominion Bank, VRDN (b)	10,625,000	10,625,000
Series 2023 A2, 3.05% 12/1/23, LOC Toronto-Dominion Bank, VRDN (b)	26,100,000	26,100,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2009 A, 3.4% 12/7/23, VRDN (b)	12,900,000	12,900,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 3.5% 12/7/23, VRDN (b)	5,500,000	5,500,000
St. Bernard Parish Exempt FAC Series 1996, 3.3% 12/1/23, VRDN (b)(c)	15,280,000	15,280,000
TOTAL LOUISIANA		79,105,000
Michigan - 0.2%
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 3.64% 12/7/23, LOC Bank of Nova Scotia, VRDN (b)	2,100,000	2,100,000
FHLMC Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 3.62% 12/7/23, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	2,675,000	2,675,000
TOTAL MICHIGAN		4,775,000
Minnesota - 0.1%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 3.25% 12/1/23, LOC Wells Fargo Bank NA, VRDN (b)	2,435,000	2,435,000
Mississippi - 2.1%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1994, 3.3% 12/1/23, VRDN (b)(c)	18,000,000	18,000,000
Mississippi Bus. Fin. Corp.:
(Chevron U.S.A., Inc. Proj.):
Series 2011 A, 3.05% 12/1/23, VRDN (b)	1,500,000	1,500,000
Series 2011 D, 3.05% 12/1/23, VRDN (b)	3,050,000	3,050,000
Mississippi Pwr. Co. Proj.) Series 2022, 3.39% 12/1/23, VRDN (b)(c)	6,050,000	6,050,000
Series 2011 B, 3.05% 12/1/23, VRDN (b)	1,800,000	1,800,000
Series 2011 G, 3.25% 12/1/23, VRDN (b)	1,415,000	1,415,000
Mississippi Bus. Fin. Corp. Rev. (Gulf Pwr. Co. Proj.) Series 2019, 3.51% 12/7/23, VRDN (b)(c)	14,000,000	14,000,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Mississippi Pwr. Co. Proj.) Series 1998, 3.5% 12/1/23, VRDN (b)(c)	1,600,000	1,600,000
TOTAL MISSISSIPPI		47,415,000
Missouri - 0.1%
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 C2, 3.15% 12/7/23, VRDN (b)	2,195,000	2,195,000
Nebraska - 2.5%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2013 F, 3.2% 12/7/23 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	6,800,000	6,800,000
Series 2015 B, 3.2% 12/7/23 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	5,700,000	5,700,000
Series 2015 D, 3.2% 12/7/23 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	12,195,000	12,195,000
Series 2016 D, 3.2% 12/7/23 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	8,300,000	8,300,000
Series 2021 B, 3.15% 12/7/23 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	17,300,000	17,300,000
Series B, 3.2% 12/7/23 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	4,400,000	4,400,000
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 3.76% 12/7/23, VRDN (b)(c)	1,200,000	1,200,000
Series 1998, 3.76% 12/7/23, VRDN (b)(c)	100,000	100,000
TOTAL NEBRASKA		55,995,000
Nevada - 0.4%
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2003 A, 3.4% 12/7/23, LOC Wells Fargo Bank NA, VRDN (b)(c)	8,900,000	8,900,000
New York - 10.1%
New York City Gen. Oblig.:
Series 2006 I4, 3.05% 12/1/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	4,595,000	4,595,000
Series 2015 F6, 3.15% 12/1/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	25,825,000	25,825,000
Series 2017 A-7, 3.06% 12/1/23 (Liquidity Facility BMO Harris Bank NA), VRDN (b)	4,100,000	4,100,000
Series 2018 B, 3.13% 12/1/23 (Liquidity Facility Barclays Bank PLC), VRDN (b)	2,300,000	2,300,000
Series 2019 D, 3.13% 12/1/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	2,985,000	2,985,000
Series 2022 A4, 3.05% 12/1/23 (Liquidity Facility The Toronto-Dominion Bank), VRDN (b)	2,945,000	2,945,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2003 F2, 3.1% 12/1/23 (Liquidity Facility Citibank NA), VRDN (b)	1,400,000	1,400,000
Series 2008 BB, 3.2% 12/1/23 (Liquidity Facility Bank of America NA), VRDN (b)	800,000	800,000
Series 2009 BB1, 3.3% 12/1/23 (Liquidity Facility UBS AG), VRDN (b)	52,135,000	52,135,000
Series 2009 BB2, 3.3% 12/1/23 (Liquidity Facility UBS AG), VRDN (b)	25,435,000	25,435,000
Series 2011 DD-1, 3.05% 12/1/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	1,145,000	1,145,000
Series 2011 DD-3B, 3.1% 12/1/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	3,360,000	3,360,000
Series 2017 BB, 3.15% 12/1/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	1,200,000	1,200,000
Series 2021 EE2, 3.1% 12/1/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	2,875,000	2,875,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 A4, 3.05% 12/1/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	13,620,000	13,620,000
Series 2013 A4, 3.15% 12/1/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	8,725,000	8,725,000
Series 2015 A3, 3.06% 12/1/23 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	25,080,000	25,080,000
Series 2016 A4, 3.2% 12/1/23 (Liquidity Facility Bank of America NA), VRDN (b)	3,000,000	3,000,000
Series 2018 A4, 3.15% 12/1/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,800,000	2,800,000
Series 2019 B4, 3.15% 12/1/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	8,700,000	8,700,000
Series 2019 C4, 3.13% 12/1/23 (Liquidity Facility Barclays Bank PLC), VRDN (b)	4,200,000	4,200,000
New York Hsg. Fin. Agcy. Rev. (350 West 43rd Street Hsg. Proj.) Series 2001 A, 3.15% 12/1/23, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	25,850,000	25,850,000
New York Metropolitan Trans. Auth. Rev.:
Series 2012 G4, 3.05% 12/1/23, LOC Bank of Montreal, VRDN (b)	1,840,000	1,840,000
Series 2015 E1, 3.13% 12/1/23, LOC Barclays Bank PLC, VRDN (b)	4,170,000	4,170,000
TOTAL NEW YORK		229,085,000
North Carolina - 1.0%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 E, 3.05% 12/1/23, LOC TD Banknorth, NA, VRDN (b)	20,280,000	20,280,000
Cumberland County Indl. Facilities & Poll. Cont. Fing. Auth. (Cargill, Inc. Proj.) Series 2022, 3.64% 12/7/23, VRDN (b)(c)	2,900,000	2,900,000
TOTAL NORTH CAROLINA		23,180,000
Ohio - 0.3%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 3.65% 12/7/23, LOC Northern Trust Co., VRDN (b)	2,000,000	2,000,000
Franklin County Hosp. Facilities Rev. Series 1998, 3.53% 12/7/23, LOC Northern Trust Co., VRDN (b)	700,000	700,000
Hamilton County Hosp. Facilities Rev. Series 2018 AA, 3.62% 12/7/23, VRDN (b)	4,465,000	4,465,000
TOTAL OHIO		7,165,000
Oregon - 1.2%
Oregon Facilities Auth. Rev. Series 2018 B, 3.05% 12/1/23, LOC TD Banknorth, NA, VRDN (b)	26,455,000	26,455,000
FHLMC Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 3.73% 12/7/23, LOC Freddie Mac, VRDN (b)(c)	1,700,000	1,700,000
TOTAL OREGON		28,155,000
Pennsylvania - 0.4%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 3.15% 12/1/23, VRDN (b)	1,400,000	1,400,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 3.35% 12/1/23, LOC JPMorgan Chase Bank, VRDN (b)	5,100,000	5,100,000
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 3.66% 12/7/23, LOC Fannie Mae, VRDN (b)	1,700,000	1,700,000
TOTAL PENNSYLVANIA		8,200,000
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Bryant Univ. Proj.) Series 2008, 3.4% 12/7/23, LOC TD Banknorth, NA, VRDN (b)	1,285,000	1,285,000
South Carolina - 0.4%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1995, 3.76% 12/7/23, VRDN (b)(c)	200,000	200,000
Series 1997, 3.76% 12/7/23, VRDN (b)(c)	2,700,000	2,700,000
South Carolina Jobs-Econ. Dev. Auth. Series B, 3.05% 12/1/23, LOC TD Banknorth, NA, VRDN (b)	5,500,000	5,500,000
TOTAL SOUTH CAROLINA		8,400,000
Tennessee - 1.2%
Blount County Pub. Bldg. Auth. Series D3A, 3.15% 12/1/23 (Liquidity Facility Bank of America NA), VRDN (b)	20,100,000	20,100,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2008, 3.28% 12/1/23, LOC Bank of America NA, VRDN (b)	2,300,000	2,300,000
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 3.65% 12/7/23, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(c)	3,100,000	3,100,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Proj.) Series 2004, 3.28% 12/1/23, LOC Bank of America NA, VRDN (b)	1,400,000	1,400,000
TOTAL TENNESSEE		26,900,000
Texas - 7.5%
Calhoun Port Auth. Envir. Facilities Rev.:
Series 2007 A, 3.68% 12/7/23, LOC PNC Bank NA, VRDN (b)(c)	10,930,000	10,930,000
Series 2008, 3.64% 12/7/23, LOC Bank of America NA, VRDN (b)(c)	4,400,000	4,400,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 3.2% 12/1/23, VRDN (b)(c)	29,050,000	29,050,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
Series 2001 A, 3.3% 12/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	12,200,000	12,200,000
Series 2001 B, 3.3% 12/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	14,800,000	14,800,000
Series 2003, 3.25% 12/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	4,680,000	4,680,000
Harris County Indl. Dev. Corp. Poll. Cont. Rev. (Exxon Proj.) Series 1987, 3.3% 12/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	12,000,000	12,000,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003, 3.76% 12/7/23, VRDN (b)(c)	4,950,000	4,950,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(Mobil Oil Corp. Proj.) Series 1999, 3.25% 12/1/23, VRDN (b)(c)	16,100,000	16,100,000
(Onyx Envir. Svcs. Proj.) Series 2003, 3.7% 12/7/23, LOC Bank of America NA, VRDN (b)(c)	10,250,000	10,250,000
Port Arthur Navigation District Jefferson County Rev.:
Series 2000 B, 3.33% 12/7/23 (TotalEnergies SE Guaranteed), VRDN (b)(c)	10,000,000	10,000,000
Series 2022 B, 3.33% 12/7/23 (TotalEnergies SE Guaranteed), VRDN (b)(c)	10,000,000	10,000,000
Texas Gen. Oblig. Series 2015 A, 3.4% 12/7/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	4,650,000	4,650,000
Univ. of Texas Board of Regents Sys. Rev. Series 2007 B, 3.67% 12/7/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (b)	12,100,000	12,100,000
FNMA:
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Louetta Village Apts. Proj.) Series 2005, 3.54% 12/7/23, LOC Fannie Mae, VRDN (b)(c)	4,880,000	4,880,000
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. (Pinnacle Apts. Proj.) Series 2004, 3.54% 12/7/23, LOC Fannie Mae, VRDN (b)(c)	9,465,000	9,465,000
TOTAL TEXAS		170,455,000
Washington - 1.2%
Port of Seattle Rev. Series 2008, 3.35% 12/7/23, LOC Bank of America NA, VRDN (b)(c)	16,200,000	16,200,000
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Pinehurst Apts. Proj.) Series A, 3.54% 12/7/23, LOC Fannie Mae, VRDN (b)(c)	11,000,000	11,000,000
TOTAL WASHINGTON		27,200,000
West Virginia - 1.8%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. Amos Proj.) Series 2008 B, 3.66% 12/7/23, VRDN (b)(c)	11,600,000	11,600,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 3.73% 12/7/23, VRDN (b)(c)	30,000,000	30,000,000
TOTAL WEST VIRGINIA		41,600,000
Wisconsin - 0.9%
Green Bay Redev. Auth. (Green Bay Packaging, Inc. Proj.) Series 2019, 3.75% 12/7/23, LOC Wells Fargo Bank NA, VRDN (b)(c)(d)	19,700,000	19,700,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,266,723,786)		1,266,725,000

Tender Option Bond - 42.0%
	Principal Amount (a)	Value ($)
Alabama - 1.0%
Black Belt Energy Gas District Participating VRDN:
Series XM 11 26, 3.3% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,670,000	6,670,000
Series XM 11 27, 3.3% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,670,000	6,670,000
Series XM 11 44, 3.65% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	6,250,000	6,250,000
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series 50 44, 3.25% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,300,000	3,300,000
TOTAL ALABAMA		22,890,000
Arizona - 0.4%
Arizona Health Facilities Auth. Rev. Participating VRDN Series MIZ 91 01, 3.8% 12/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(f)	2,050,000	2,050,000
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series XM 10 13, 3.72% 12/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	825,000	825,000
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 3.63% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,600,000	2,600,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series YX 12 72, 3.65% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	2,750,000	2,750,000
TOTAL ARIZONA		8,225,000
California - 0.0%
Los Angeles Dept. Arpt. Rev. Participating VRDN Series XF 13 73, 3.65% 12/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	800,000	800,000
Colorado - 1.5%
Colorado Ctfs. of Prtn. Participating VRDN Series XG 04 26, 3.63% 12/7/23 (Liquidity Facility UBS AG) (b)(e)(f)	5,815,000	5,815,000
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN:
Series 2022 YX 12 54, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,905,000	3,905,000
Series XL 04 36, 3.63% 12/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,710,000	3,710,000
Denver City & County Arpt. Rev. Participating VRDN:
Series 2022 XX 12 60, 3.65% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	7,075,000	7,075,000
Series Floaters XG 01 96, 3.68% 12/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)(f)	10,680,000	10,680,000
Series ZF 32 04, 3.65% 12/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)(f)	2,120,000	2,120,000
TOTAL COLORADO		33,305,000
Connecticut - 0.7%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	10,655,000	10,655,000
Series Floaters 016, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,500,000	3,500,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series Floaters G 110, 3.63% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,800,000	1,800,000
TOTAL CONNECTICUT		15,955,000
Florida - 7.6%
Broward County Convention Ctr. Participating VRDN Series XF 16 41, 3.7% 12/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,100,000	2,100,000
County of Broward Tourist Dev. Tax Rev. Participating VRDN Series XL 04 29, 3.71% 12/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	500,000	500,000
Doral Fla Participating VRDN Series XF 14 86, 3.25% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,290,000	6,290,000
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series 50 28, 3.4% 12/1/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	43,015,000	43,015,000
Florida Dev. Fin. Corp. Healthcare Facility Rev. Participating VRDN Series BAML 80 87, 3.4% 12/1/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	19,650,000	19,650,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN:
Series Floaters G 25, 3.67% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)(g)	3,450,000	3,450,000
Series XF 14 59, 3.35% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	3,590,000	3,590,000
Series XF 15 19, 3.68% 12/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)(f)	1,875,000	1,875,000
Series XM 08 96, 3.65% 12/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	750,000	750,000
Hillsborough County Aviation Auth. Rev. Participating VRDN Series XF 16 37, 3.66% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	3,400,000	3,400,000
Lee County Arpt. Rev. Participating VRDN Series XF 11 26, 3.68% 12/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)(f)	3,195,000	3,195,000
Miami-Dade County Participating VRDN Series XF 15 12, 3.68% 12/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)(f)	2,815,000	2,815,000
Pittsburg WTSW Participating VRDN Series 2022, 3.25% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	9,670,000	9,670,000
Reedy Creek Impt. District Participating VRDN Series Floater RBC G-75, 3.63% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,900,000	5,900,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series YX 12 86, 3.67% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,000,000	2,000,000
Tallahassee Health Facilities Rev. Participating VRDN Series BAML 50 33, 3.4% 12/1/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	47,600,000	47,600,000
Volusia County Fla Hosp. Rev. Participating VRDN Series 50 32, 3.25% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	16,935,000	16,935,000
TOTAL FLORIDA		172,735,000
Georgia - 1.5%
Brookhaven Dev. Auth. Rev. Participating VRDN Series XF 15 03, 3.25% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	13,030,000	13,030,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 3.65% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,000,000	4,000,000
Columbia County Hosp. Auth. Rev. Participating VRDN Series XF 16 40, 3.64% 12/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	3,650,000	3,650,000
Fulton County Dev. Auth. Rev. Participating VRDN Series XL 02 68, 3.7% 12/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	360,000	360,000
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series XF 15 54, 3.64% 12/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	2,380,000	2,380,000
Hosp. Auth. of Savannah Auth. Rev. Participating VRDN Series BAML 5042, 3.4% 12/1/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	5,260,000	5,260,000
Main Street Natural Gas, Inc. Participating VRDN:
Series XF 16 01, 3.63% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,900,000	1,900,000
Series XM 11 34, 3.63% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,000,000	4,000,000
TOTAL GEORGIA		34,580,000
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Participating VRDN Series XX 12 17, 3.65% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	7,700,000	7,700,000
Illinois - 3.5%
Chicago Board of Ed. Participating VRDN Series XG 04 69, 3.66% 12/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,255,000	3,255,000
Chicago Gen. Oblig. Participating VRDN:
Series 2022 XF 30 42, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,450,000	4,450,000
Series 2022 XF 30 45, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,050,000	6,050,000
Series XX 12 64, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,600,000	8,600,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series XF 14 30, 3.67% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	2,810,000	2,810,000
Series XG 05 38, 3.66% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	2,810,000	2,810,000
Chicago Transit Auth. Participating VRDN Series XL 01 45, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,830,000	1,830,000
Illinois Fin. Auth. Participating VRDN:
Series 2022 ZF 30 56, 3.63% 12/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	2,700,000	2,700,000
Series BAML 50 45, 3.68% 12/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	9,200,000	9,200,000
Series XG 04 31, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,435,000	3,435,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,565,000	6,565,000
Illinois Gen. Oblig. Participating VRDN:
Series XF 10 10, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	700,000	700,000
Series XF 31 11, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,700,000	5,700,000
Series XL 02 60, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,100,000	1,100,000
Series XX 11 41, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	200,000	200,000
Metropolitan Pier & Exposition Participating VRDN Series Floaters XF 10 45, 3.72% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	800,000	800,000
Pittsburg WTSW Participating VRDN Series 2023, 3.28% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	20,000,000	20,000,000
TOTAL ILLINOIS		80,205,000
Kentucky - 0.1%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 3.7% 12/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(f)	900,000	900,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series ZF 31 89, 3.63% 12/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	2,500,000	2,500,000
TOTAL KENTUCKY		3,400,000
Louisiana - 6.0%
Louisiana Pub. Facilities Auth. Hosp. Rev. Participating VRDN Series BAML 80 06, 3.4% 12/1/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	4,500,000	4,500,000
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series Floater BAML 5041 D1, 3.4% 12/1/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	107,445,000	107,445,000
New Orleans Aviation Board Rev. Participating VRDN Series XF 31 48, 3.65% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	3,000,000	3,000,000
RIB Floater Trust Various States Participating VRDN Series Floater 2023, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	21,200,000	21,200,000
TOTAL LOUISIANA		136,145,000
Michigan - 2.9%
Eastern Michigan Univ. Revs. Participating VRDN Series Floater 046, 3.25% 12/1/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	31,350,000	31,350,000
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 3.7% 12/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	230,000	230,000
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters XM 04 65, 3.63% 12/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	700,000	700,000
Pittsburg WTSW Participating VRDN Series 50 49 3.28% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	33,000,000	33,000,000
TOTAL MICHIGAN		65,280,000
Mississippi - 0.4%
Mississippi Hosp. Equip. & Facilities Auth. Participating VRDN Series 50 26, 3.4% 12/1/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	8,565,000	8,565,000
Missouri - 0.2%
Kansas City Indl. Dev. Auth. Participating VRDN Series XG 03 96, 3.68% 12/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)(f)	2,655,000	2,655,000
Kansas City Spl. Oblig. Participating VRDN Series YX 11 93, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,200,000	1,200,000
TOTAL MISSOURI		3,855,000
Nebraska - 0.1%
Central Plains Energy Proj. Rev. Participating VRDN Series 2022 ZL 03 01, 3.65% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	140,000	140,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series XL 04 20, 3.25% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,200,000	2,200,000
TOTAL NEBRASKA		2,340,000
Nevada - 0.2%
Clark County Fuel Tax Participating VRDN Series ZL 04 80, 3.63% 12/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	3,275,000	3,275,000
Clark County School District Participating VRDN Series XF 14 73, 3.72% 12/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,490,000	1,490,000
TOTAL NEVADA		4,765,000
New Jersey - 0.6%
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series XM 10 96, 3.65% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	8,800,000	8,800,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series XF 16 75, 0% 12/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	3,170,000	3,170,000
Series YX 12 68, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,300,000	2,300,000
TOTAL NEW JERSEY		14,270,000
New York - 3.0%
New York City Gen. Oblig. Participating VRDN Series Floaters E 118, 3.25% 12/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	9,850,000	9,850,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters 2018 E124, 3.25% 12/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	6,125,000	6,125,000
Series Floaters 2018 E125, 3.25% 12/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	8,600,000	8,600,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series XF 14 52, 3.25% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,290,000	5,290,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series XF 28 68, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,805,000	4,805,000
New York Trans. Dev. Corp. Participating VRDN Series 2022 E 154, 3.7% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	33,050,000	33,050,000
TOTAL NEW YORK		67,720,000
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Participating VRDN:
Series ROC 14086, 3.65% 12/7/23 (Liquidity Facility Citibank NA) (b)(c)(e)(f)	2,050,000	2,050,000
Series ZL 02 55, 3.66% 12/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	470,000	470,000
TOTAL NEW YORK AND NEW JERSEY		2,520,000
North Carolina - 0.1%
Charlotte Int'l. Arpt. Rev. Participating VRDN Series XG 04 51, 3.68% 12/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)(f)	2,000,000	2,000,000
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series 2022 XG 04 03, 3.63% 12/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	827,000	827,000
TOTAL NORTH CAROLINA		2,827,000
North Dakota - 0.4%
Grand Forks Health Care Sys. Rev. Participating VRDN Series XF 16 02, 3.64% 12/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	4,565,000	4,565,000
Monroeville Fin. Auth. UPMC Rev. Participating VRDN Series YX 11 85, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,500,000	3,500,000
TOTAL NORTH DAKOTA		8,065,000
Ohio - 0.4%
CommonSpirit Health Participating VRDN Series MIZ 90 20, 3.7% 12/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(f)	2,000,000	2,000,000
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 3.7% 12/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	100,000	100,000
Montgomery County Hosp. Rev. Participating VRDN Series XX 12 48, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,300,000	1,300,000
Ohio Hosp. Rev. Participating VRDN Series C18, 3.64% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,800,000	1,800,000
Univ. of Cincinnati Gen. Receipts Participating VRDN Series 2022 ZL 03 55, 3.63% 12/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,700,000	3,700,000
TOTAL OHIO		8,900,000
Pennsylvania - 1.7%
Commonwealth Fing. Auth. Tobacco Participating VRDN Series XX 10 80, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,530,000	4,530,000
Pennsylvania Econ. Dev. Fing. Auth. Participating VRDN:
Series Putter 50 51, 3.25% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,500,000	3,500,000
Series XF 15 25, 3.63% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,860,000	2,860,000
Series XG 04 37, 3.65% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	4,400,000	4,400,000
Series XM 10 83, 3.68% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	3,900,000	3,900,000
Series YX 11 86, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,000,000	8,000,000
Philadelphia Arpt. Rev. Participating VRDN Series YX 12 11, 3.65% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	1,600,000	1,600,000
Philadelphia Auth. for Indl. Dev. Participating VRDN Series XM 00 05, 3.25% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,000,000	5,000,000
Southcentral Pennsylvania Gen. Auth. Rev. Participating VRDN Series XL 01 04, 3.63% 12/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,800,000	3,800,000
TOTAL PENNSYLVANIA		37,590,000
South Carolina - 0.6%
Patriots Energy Group Fing. Agcy. Participating VRDN Series ZL 05 15, 3.63% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,830,000	2,830,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series Floaters XG 02 09, 3.64% 12/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	5,625,000	5,625,000
Series YX 12 69, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,165,000	4,165,000
TOTAL SOUTH CAROLINA		12,620,000
Tennessee - 2.0%
Metropolitan Govt. Nashville & Davidson County Sports Auth. Rev. Participating VRDN Series XG 05 17, 3.63% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,260,000	1,260,000
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN:
Series XL 03 82, 3.67% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	1,965,000	1,965,000
Series YX 12 89, 3.65% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	1,910,000	1,910,000
Sullivan County Health, Ed. and Hsg. Board Participating VRDN Series BAML 50 24, 3.4% 12/1/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	40,005,000	40,005,000
TOTAL TENNESSEE		45,140,000
Texas - 1.9%
Aledo Independent School District Participating VRDN Series XF 31 42, 3.63% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,465,000	3,465,000
Austin Arpt. Sys. Rev. Participating VRDN Series YX 11 99, 3.65% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	2,400,000	2,400,000
Bridge City Independent School District Participating VRDN Series 2022 XL 03 25, 3.63% 12/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	2,605,000	2,605,000
Houston Arpt. Sys. Rev. Participating VRDN Series XF 31 26, 3.65% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	10,900,000	10,900,000
Lamar Consolidated Independent School District Participating VRDN Series XM 11 03, 3.25% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	11,580,000	11,580,000
Medina Valley Texas Independent School District Participating VRDN Series XM 11 25, 3.63% 12/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	2,700,000	2,700,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series XG 03 99, 3.63% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,500,000	1,500,000
Texas Muni. Gas Acquisition & Su Participating VRDN Series XM 11 54, 3.65% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,175,000	2,175,000
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 11 23, 3.67% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	3,300,000	3,300,000
Texas Wtr. Dev. Board Rev. Participating VRDN Series XF 16 64, 3.84% 12/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,000,000	2,000,000
TOTAL TEXAS		42,625,000
Utah - 0.6%
Salt Lake City Arpt. Rev. Participating VRDN:
Series XF 15 50, 3.68% 12/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)(f)	2,055,000	2,055,000
Series XL 04 57, 3.65% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	2,615,000	2,615,000
Series XL 04 59, 3.65% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	4,990,000	4,990,000
Series XM 11 46, 3.65% 12/7/23 (Liquidity Facility UBS AG) (b)(c)(e)(f)	2,500,000	2,500,000
Series XX 12 49, 3.65% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	1,000,000	1,000,000
TOTAL UTAH		13,160,000
Virginia - 2.4%
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Participating VRDN Series XF 30 64, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,500,000	3,500,000
Hampton Roads Trans. Accountability Commission Participating VRDN Series XF 30 91, 3.63% 12/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	3,365,000	3,365,000
Norfolk Econ. Dev. Health Care Facilities Participating VRDN Series 2022 C20, 3.64% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,000,000	3,000,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 3.7% 12/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(f)	37,290,000	37,290,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN Series XL 04 37, 3.3% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,700,000	3,700,000
Williamsburg Econ. Dev. Participating VRDN Series XF 15 46, 3.63% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,905,000	2,905,000
TOTAL VIRGINIA		53,760,000
Washington - 1.5%
CommonSpirit Health Participating VRDN Series XF 1017, 3.34% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,000,000	4,000,000
Multicare Health Sys. Participating VRDN Series E 153, 3.63% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,600,000	3,600,000
Port of Seattle Rev. Participating VRDN:
Series 2022 ZF 30 68, 3.65% 12/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)(f)	2,635,000	2,635,000
Series 2022 ZL 03 16, 3.67% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	2,200,000	2,200,000
Series XF 13 71, 3.74% 12/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	1,725,000	1,725,000
Series XF 15 99, 3.67% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	1,360,000	1,360,000
Series XM 08 75, 3.7% 12/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	470,000	470,000
Series XM 10 27, 3.74% 12/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	2,000,000	2,000,000
Series ZF 13 97, 3.74% 12/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	2,585,000	2,585,000
RIB Floater Trust Various States Participating VRDN Series 2023, 3.72% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,420,000	1,420,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series XL 04 82, 3.25% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,670,000	6,670,000
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series 2022 XX 12 38, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,500,000	1,500,000
Series XG 02 87, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,185,000	4,185,000
TOTAL WASHINGTON		34,350,000
Wisconsin - 0.3%
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series BAML 50 35, 3.45% 12/1/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	6,495,000	6,495,000
TOTAL TENDER OPTION BOND (Cost $950,787,000)		950,787,000

Other Municipal Security - 0.5%
	Principal Amount (a)	Value ($)
Texas - 0.5%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds Series 2023 C1, 3.2% tender 12/1/23, CP mode (Cost $10,300,000)	10,300,000	10,300,000

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $2,227,810,786)	2,227,812,000
NET OTHER ASSETS (LIABILITIES) - 1.5%	35,010,236
NET ASSETS - 100.0%	2,262,822,236

Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,700,000 or 0.9% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,450,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series Floaters G 25, 3.67% 12/7/23 (Liquidity Facility Royal Bank of Canada)	10/02/23	3,450,000

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Variable Rate Demand Note	1,266,725,000	-	1,266,725,000	-

Tender Option Bond	950,787,000	-	950,787,000	-

Other Municipal Security	10,300,000	-	10,300,000	-
Total Investments in Securities:	2,227,812,000	-	2,227,812,000	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		November 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $2,227,810,786):		$2,227,812,000
Cash		2,016
Receivable for investments sold		28,165,000
Interest receivable		13,169,444
Other receivables		14,028
Total assets		2,269,162,488
Liabilities
Distributions payable	$6,326,217
Other payables and accrued expenses	14,035
Total Liabilities		6,340,252
Net Assets		$2,262,822,236
Net Assets consist of:
Paid in capital		$2,262,799,877
Total accumulated earnings (loss)		22,359
Net Assets		$2,262,822,236
Net Asset Value, offering price and redemption price per share ($2,262,822,236 ÷ 2,262,308,894 shares)		$1.0002
Statement of Operations
		Six months ended November 30, 2023 (Unaudited)
Investment Income
Interest		$45,677,679
Expenses
Custodian fees and expenses	$16,485
Independent trustees' fees and expenses	4,184
Miscellaneous	12
Total expenses before reductions	20,681
Expense reductions	(16,485)
Total expenses after reductions		4,196
Net Investment income (loss)		45,673,483
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	14,336
Total net realized gain (loss)		14,336
Change in net unrealized appreciation (depreciation) on investment securities		1,214
Net gain (loss)		15,550
Net increase in net assets resulting from operations		$45,689,033
Statement of Changes in Net Assets

	Six months ended November 30, 2023 (Unaudited)	Year ended May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,673,483	$45,185,547
Net realized gain (loss)	14,336	53,974
Change in net unrealized appreciation (depreciation)	1,214	-
Net increase in net assets resulting from operations	45,689,033	45,239,521
Distributions to shareholders	(45,673,547)	(45,210,801)

Affiliated share transactions
Proceeds from sales of shares	7,082,008,604	11,472,270,999
Cost of shares redeemed	(6,815,866,584)	(11,331,843,983)

Net increase (decrease) in net assets and shares resulting from share transactions	266,142,020	140,427,016
Total increase (decrease) in net assets	266,157,506	140,455,736

Net Assets
Beginning of period	1,996,664,730	1,856,208,994
End of period	$2,262,822,236	$1,996,664,730

Other Information
Shares
Sold	7,080,592,485	11,469,977,004
Redeemed	(6,814,503,683)	(11,329,578,067)
Net increase (decrease)	266,088,802	140,398,937

Financial Highlights
Fidelity® Municipal Cash Central Fund

	Six months ended (Unaudited) November 30, 2023	Years ended May 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.0002	$1.0002	$1.0002	$1.0001	$1.0001	$1.0001
Income from Investment Operations
Net investment income (loss) A	.0178	.0220	.0016	.0011	.0130	.0155
Net realized and unrealized gain (loss)	- B	- B	.0001	.0001	- B	- B
Total from investment operations	.0178	.0220	.0017	.0012	.0130	.0155
Distributions from net investment income	(.0178)	(.0220)	(.0016)	(.0011)	(.0130)	(.0155)
Distributions from net realized gain	-	- B	- B	- B	- B	-
Total distributions	(.0178)	(.0220)	(.0017) C	(.0011)	(.0130)	(.0155)
Net asset value, end of period	$1.0002	$1.0002	$1.0002	$1.0002	$1.0001	$1.0001
Total Return D,E	1.80%	2.22%	.17%	.12%	1.31%	1.56%
Ratios to Average Net Assets A,F,G
Expenses before reductions H	-% I,J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-% I,J	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I,J	-%	-%	-%	-%	-%
Net investment income (loss)	3.54% I,J	2.25%	.17%	.10%	1.18%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$2,262,822	$1,996,665	$1,856,209	$1,342,909	$1,249,951	$728,715

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.00005 per share.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount represents less than .005%.

IAnnualized.

JProxy expenses are not annualized.

Notes to Financial Statements (Unaudited)
For the period ended November 30, 2023

1. Organization.
Fidelity Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares.  The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of November 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,226
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$1,226
Tax cost	$2,227,812,000

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Municipal Cash Central Fund	422,218,773	382,625,000	-
4. Expense Reductions.
Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $16,485.
5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2023 to November 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period- C June 1, 2023 to November 30, 2023

Fidelity® Municipal Cash Central Fund	0.0016%
Actual		$ 1,000	$ 1,018.00	$ .01
Hypothetical-B		$ 1,000	$ 1,024.99	$ .01

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Municipal Cash Central Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Jennifer Toolin McAuliffe
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Christine J. Thompson
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Elizabeth S. Acton
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Laura M. Bishop
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Ann E. Dunwoody
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
John Engler
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Robert F. Gartland
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Robert W. Helm
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Arthur E. Johnson
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Michael E. Kenneally
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Mark A. Murray
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Carol J. Zierhoffer
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000

Proposal 1 reflects trust wide proposal and voting results.

1.734025.123
MCC-SANN-0124
Fidelity® Tax-Free Cash Central Fund

Semi-Annual Report
November 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary November 30, 2023 (Unaudited)
Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	100.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Schedule of Investments November 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Variable Rate Demand Note - 75.9%
	Principal Amount (a)	Value ($)
Alabama - 3.8%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 2014 A, 3.55% 12/1/23, VRDN (b)	9,400,000	9,400,000
Series 2014 B, 3.55% 12/1/23, VRDN (b)	12,535,000	12,535,000
Mobile Downtown Redev. Auth. Gulf Opportunity Zone:
Series 2011 A, 3.59% 12/7/23, LOC Bank of America NA, VRDN (b)(c)	22,910,000	22,910,000
Series 2011 B, 3.59% 12/7/23, LOC Bank of America NA, VRDN (b)(c)	5,100,000	5,100,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 3.55% 12/1/23, VRDN (b)	18,500,000	18,500,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 3.36% 12/1/23, VRDN (b)	16,350,000	16,350,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 3.3% 12/1/23, VRDN (b)	14,155,000	14,155,000
TOTAL ALABAMA		98,950,000
Alaska - 0.7%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 3.45% 12/7/23 (ConocoPhillips Co. Guaranteed), VRDN (b)	1,700,000	1,700,000
(Exxon Pipeline Co. Proj.):
Series 1993 A, 3.25% 12/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)	1,195,000	1,195,000
Series 1993 C, 3.25% 12/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)	715,000	715,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 3.55% 12/7/23 (ConocoPhillips Co. Guaranteed), VRDN (b)	14,000,000	14,000,000
TOTAL ALASKA		17,610,000
Arizona - 0.8%
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2019 A, 3.1% 12/1/23, LOC JPMorgan Chase Bank, VRDN (b)	12,175,000	12,175,000
Maricopa County Poll. Cont. Rev. Series 2009 C, 3.9% 12/7/23, VRDN (b)	5,900,000	5,900,000
Maricopa County Rev. Series 2023 B, 3.64% 12/7/23, VRDN (b)	2,700,000	2,700,000
TOTAL ARIZONA		20,775,000
Colorado - 1.8%
Colorado Health Facilities Auth. Rev. Bonds:
Series 2020 A, 3.1% 12/1/23, LOC The Toronto-Dominion Bank, VRDN (b)	6,400,000	6,400,000
Series 2020 B, 3.25% 12/7/23, LOC The Toronto-Dominion Bank, VRDN (b)	5,175,000	5,175,000
Series 2022 E, 3.05% 12/1/23, VRDN (b)	32,725,000	32,725,000
Series 2022 F, 3.55% 12/7/23, VRDN (b)	3,300,000	3,300,000
TOTAL COLORADO		47,600,000
Connecticut - 1.6%
Connecticut Gen. Oblig. Series 2016 C, 3.6% 12/7/23 (Liquidity Facility Bank of America NA), VRDN (b)	16,780,000	16,780,000
Connecticut Health & Edl. Facilities Auth. Rev. Series 2017 A1, 3% 12/7/23, VRDN (b)	12,090,000	12,090,000
Connecticut Hsg. Fin. Auth.:
Series 2012 C2, 3.6% 12/7/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	2,395,000	2,395,000
Series 2016 A, 3.55% 12/7/23 (Liquidity Facility Royal Bank of Canada), VRDN (b)	8,115,000	8,115,000
Series 2022 E2, 3.58% 12/7/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	1,600,000	1,600,000
TOTAL CONNECTICUT		40,980,000
District Of Columbia - 0.5%
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 A Tranche I, 3.1% 12/1/23, LOC TD Banknorth, NA, VRDN (b)	11,400,000	11,400,000
FHLMC District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Park 7 at Minnesota Benning Proj.) Series 2012, 3.61% 12/7/23, LOC Freddie Mac, VRDN (b)	1,895,000	1,895,000
TOTAL DISTRICT OF COLUMBIA		13,295,000
Florida - 3.0%
Escambia County Solid Waste Disp. Rev.:
(Gulf Pwr. Co. Proj.) Series 2009, 3.4% 12/7/23, VRDN (b)	1,200,000	1,200,000
(VAR-Gulf Pwr. Co. Proj.) Series 2, 3.31% 12/1/23, VRDN (b)	17,000,000	17,000,000
Gainesville Utils. Sys. Rev. Series 2019 C, 3.2% 12/1/23, LOC Bank of America NA, VRDN (b)	15,535,000	15,535,000
Highlands County Health Facilities Auth. Rev. Series 2021 D, 3.54% 12/7/23, VRDN (b)	40,000,000	40,000,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 3.4% 12/7/23, VRDN (b)	2,500,000	2,500,000
Palm Beach County Rev. (Raymond F. Kravis Ctr. Proj.) Series 2002, 3.73% 12/7/23, LOC Northern Trust Co., VRDN (b)	2,750,000	2,750,000
TOTAL FLORIDA		78,985,000
Georgia - 2.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 3.43% 12/1/23, VRDN (b)	21,300,000	21,300,000
Series 2018, 3.4% 12/1/23, VRDN (b)	5,100,000	5,100,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 3.45% 12/1/23, VRDN (b)	1,000,000	1,000,000
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 3.6% 12/1/23, VRDN (b)	11,800,000	11,800,000
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 3.45% 12/1/23, VRDN (b)	3,200,000	3,200,000
Series 2008, 3.45% 12/1/23, VRDN (b)	10,400,000	10,400,000
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2010, 3.75% 12/7/23, VRDN (b)	500,000	500,000
Series 2002 V1, 3.65% 12/7/23, VRDN (b)	1,900,000	1,900,000
TOTAL GEORGIA		55,200,000
Illinois - 4.1%
Illinois Dev. Fin. Auth. Rev.:
(Glenwood School for Boys Proj.) Series 1998, 3.75% 12/7/23, LOC Northern Trust Co., VRDN (b)	700,000	700,000
(Lyric Opera of Chicago Proj.) Series 1994, 3.25% 12/7/23, LOC BMO Harris Bank NA, LOC Northern Trust Co., VRDN (b)	7,500,000	7,500,000
Illinois Fin. Auth.:
Series 2021 B, 3.1% 12/1/23 (Liquidity Facility Royal Bank of Canada), VRDN (b)	14,240,000	14,240,000
Series 2021 C, 3.1% 12/1/23 (Liquidity Facility Barclays Bank PLC), VRDN (b)	5,435,000	5,435,000
Series 2021 E, 3.25% 12/7/23, VRDN (b)	16,020,000	16,020,000
Illinois Fin. Auth. Rev.:
(The Univ. of Chicago Med. Ctr. Proj.) Series 2010 B, 3.25% 12/1/23, LOC Wells Fargo Bank NA, VRDN (b)	19,580,000	19,580,000
Series 2009 D1, 3.05% 12/1/23, LOC TD Banknorth, NA, VRDN (b)	14,910,000	14,910,000
Series 2011 A, 3.2% 12/1/23, LOC Bank of America NA, VRDN (b)	2,000,000	2,000,000
Series 2011 B, 3.7% 12/7/23, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	22,400,000	22,400,000
Series 2018, 3.15% 12/1/23, LOC JPMorgan Chase Bank, VRDN (b)	5,200,000	5,200,000
TOTAL ILLINOIS		107,985,000
Indiana - 2.0%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 3.28% 12/7/23, VRDN (b)	30,340,000	30,340,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 I, 3.13% 12/1/23, LOC Barclays Bank PLC, VRDN (b)	14,695,000	14,695,000
Series 2008 J, 3.13% 12/1/23, LOC Barclays Bank PLC, VRDN (b)	900,000	900,000
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2008 D1, 3.65% 12/7/23, VRDN (b)	3,170,000	3,170,000
Indiana Health Facility Fing. Auth. Rev. Series 2003 E6, 3.32% 12/7/23, VRDN (b)	3,000,000	3,000,000
TOTAL INDIANA		52,105,000
Iowa - 2.1%
Iowa Fin. Auth. Health Facilities Rev.:
Series 2013 B1, 3.05% 12/1/23, LOC TD Banknorth, NA, VRDN (b)	26,470,000	26,470,000
Series 2013 B2, 3.05% 12/1/23, LOC TD Banknorth, NA, VRDN (b)	5,000,000	5,000,000
Iowa Fin. Auth. Midwestern Disaster Area Rev. (Archer-Daniels-Midland Co. Proj.) Series 2012, 3.28% 12/7/23, VRDN (b)	15,380,000	15,380,000
Iowa Fin. Auth. Rev.:
(Trinity Health Sys. Proj.) Series 2000 D, 3.58% 12/7/23, VRDN (b)	3,220,000	3,220,000
Series 2018 C, 3.25% 12/7/23, LOC JPMorgan Chase Bank, VRDN (b)	5,880,000	5,880,000
TOTAL IOWA		55,950,000
Kansas - 0.9%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 3.41% 12/7/23, VRDN (b)	4,200,000	4,200,000
Series 2007 B, 3.41% 12/7/23, VRDN (b)	2,650,000	2,650,000
St. Mary's Kansas Poll. Cont. Rev.:
(Kansas Gas and Elec. Co. Proj.) Series 1994, 3.4% 12/7/23, VRDN (b)	900,000	900,000
Series 1994, 3.4% 12/7/23, VRDN (b)	11,600,000	11,600,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 3.4% 12/7/23, VRDN (b)	1,600,000	1,600,000
(Western Resources, Inc. Proj.) Series 1994, 3.4% 12/7/23, VRDN (b)	3,500,000	3,500,000
TOTAL KANSAS		24,450,000
Kentucky - 1.3%
Louisville & Jefferson County Series 2011 B, 3.1% 12/1/23, LOC PNC Bank NA, VRDN (b)	32,945,000	32,945,000
Louisiana - 5.1%
Louisiana Gas & Fuel Tax Rev.:
Series 2023 A1, 3.05% 12/1/23, LOC Toronto-Dominion Bank, VRDN (b)	15,695,000	15,695,000
Series 2023 A2, 3.05% 12/1/23, LOC Toronto-Dominion Bank, VRDN (b)	19,940,000	19,940,000
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2007, 3% 12/1/23, VRDN (b)	760,000	760,000
Series 2008 A, 3.17% 12/1/23, VRDN (b)	43,715,000	43,715,000
Series 2008 B, 3% 12/1/23, VRDN (b)	10,000,000	10,000,000
Series 2009 A, 3.4% 12/7/23, VRDN (b)	15,100,000	15,100,000
(Christus Health Proj.):
Series 2008 B, 3.15% 12/7/23, VRDN (b)	17,700,000	17,700,000
Series 2009 B3, 3.25% 12/7/23, LOC Bank of New York, New York, VRDN (b)	8,000,000	8,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 3.66% 12/7/23, VRDN (b)	300,000	300,000
Series 2010 B1, 3.5% 12/7/23, VRDN (b)	3,200,000	3,200,000
TOTAL LOUISIANA		134,410,000
Maryland - 0.0%
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. Series 2011 A, 3.55% 12/7/23, LOC TD Banknorth, NA, VRDN (b)	1,200,000	1,200,000
Massachusetts - 0.1%
Massachusetts Bay Trans. Auth. Series 2000 A2, 3.27% 12/7/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	2,500,000	2,500,000
Michigan - 1.9%
Central Michigan Univ. Rev. Series 2008 A, 3.51% 12/7/23, LOC TD Banknorth, NA, VRDN (b)	1,410,000	1,410,000
Grand Traverse County Hosp. Fin. Auth. Series 2019 C, 3.13% 12/1/23, LOC PNC Bank NA, VRDN (b)	6,400,000	6,400,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 3.17% 12/1/23, VRDN (b)	37,700,000	37,700,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 3.64% 12/7/23, LOC Bank of Nova Scotia, VRDN (b)	700,000	700,000
Univ. of Michigan Rev. Series 2012 D1, 3.2% 12/1/23, VRDN (b)	1,000,000	1,000,000
FHLMC Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 3.62% 12/7/23, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	1,050,000	1,050,000
TOTAL MICHIGAN		48,260,000
Minnesota - 1.0%
Hennepin County Gen. Oblig. Series 2018 B, 3.55% 12/7/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	600,000	600,000
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 3.25% 12/1/23, LOC Wells Fargo Bank NA, VRDN (b)	26,435,000	26,435,000
TOTAL MINNESOTA		27,035,000
Mississippi - 3.4%
Mississippi Bus. Fin. Corp.:
(Chevron U.S.A., Inc. Proj.):
Series 2007 A, 3.2% 12/1/23 (Chevron Corp. Guaranteed), VRDN (b)	15,000,000	15,000,000
Series 2007 C, 3.25% 12/1/23 (Chevron Corp. Guaranteed), VRDN (b)	22,740,000	22,740,000
Series 2007 D, 3.2% 12/1/23 (Chevron Corp. Guaranteed), VRDN (b)	28,625,000	28,625,000
Series 2011 A, 3.05% 12/1/23, VRDN (b)	1,560,000	1,560,000
Series 2011 F, 3.2% 12/1/23, VRDN (b)	5,415,000	5,415,000
Series 2011 B, 3.05% 12/1/23, VRDN (b)	4,400,000	4,400,000
Series 2011 G, 3.25% 12/1/23, VRDN (b)	1,780,000	1,780,000
Mississippi Bus. Fin. Corpm (Chevron U.S.A. INC. Proj.) Series 2023, 3.2% 12/1/23 (Chevron Corp. Guaranteed), VRDN (b)	9,200,000	9,200,000
TOTAL MISSISSIPPI		88,720,000
New York - 15.9%
New York City Gen. Oblig.:
Series 2006 E2, 3.2% 12/1/23, LOC Bank of America NA, VRDN (b)	4,210,000	4,210,000
Series 2006 I4, 3.05% 12/1/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	1,920,000	1,920,000
Series 2006 I8, 3.1% 12/1/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	6,000,000	6,000,000
Series 2013 A2, 3.1% 12/1/23 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	25,060,000	25,060,000
Series 2013 A3, 3.1% 12/1/23 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	7,500,000	7,500,000
Series 2013 A4, 3.55% 12/7/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	3,800,000	3,800,000
Series 2013 F3, 3.2% 12/1/23 (Liquidity Facility Bank of America NA), VRDN (b)	9,590,000	9,590,000
Series 2015 F5, 3.13% 12/1/23 (Liquidity Facility Barclays Bank PLC), VRDN (b)	28,045,000	28,045,000
Series 2015 F6, 3.15% 12/1/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	13,530,000	13,530,000
Series 2017 A-7, 3.06% 12/1/23 (Liquidity Facility BMO Harris Bank NA), VRDN (b)	2,200,000	2,200,000
Series 2017 B-4 & B-5, 3.13% 12/1/23 (Liquidity Facility Barclays Bank PLC), VRDN (b)	11,895,000	11,895,000
Series 2018 B, 3.13% 12/1/23 (Liquidity Facility Barclays Bank PLC), VRDN (b)	5,400,000	5,400,000
Series 2019 D, 3.13% 12/1/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	3,800,000	3,800,000
Series 2022, 3.3% 12/1/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	3,000,000	3,000,000
Series 2023 A, 3.05% 12/1/23 (Liquidity Facility Bank of Montreal), VRDN (b)	3,995,000	3,995,000
Series 2104 1, 3.15% 12/1/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	6,200,000	6,200,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2003 F2, 3.1% 12/1/23 (Liquidity Facility Citibank NA), VRDN (b)	9,000,000	9,000,000
Series 2009 BB1, 3.3% 12/1/23 (Liquidity Facility UBS AG), VRDN (b)	34,530,000	34,530,000
Series 2009 BB2, 3.3% 12/1/23 (Liquidity Facility UBS AG), VRDN (b)	4,300,000	4,300,000
Series 2011 DD, 3.15% 12/1/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	3,000,000	3,000,000
Series 2011 DD-1, 3.05% 12/1/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	825,000	825,000
Series 2014 AA:
3.05% 12/1/23 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	6,000,000	6,000,000
3.05% 12/1/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	1,310,000	1,310,000
3.15% 12/1/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	6,040,000	6,040,000
3.15% 12/1/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	9,700,000	9,700,000
Series 2014 BB1, 3.2% 12/1/23 (Liquidity Facility Bank of America NA), VRDN (b)	9,955,000	9,955,000
Series 2015 BB, 3.15% 12/1/23 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	3,500,000	3,500,000
Series 2015 BB4, 3.13% 12/1/23 (Liquidity Facility Barclays Bank PLC), VRDN (b)	2,000,000	2,000,000
Series 2021 EE2, 3.1% 12/1/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	10,300,000	10,300,000
Series 2023 CC, 3.13% 12/1/23 (Liquidity Facility Barclays Bank PLC), VRDN (b)	3,500,000	3,500,000
Series FF, 3.15% 12/1/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	22,900,000	22,900,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 A4, 3.05% 12/1/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	4,815,000	4,815,000
Series 2010 G6, 3.13% 12/1/23 (Liquidity Facility Barclays Bank PLC), VRDN (b)	4,700,000	4,700,000
Series 2013 A4, 3.15% 12/1/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	7,150,000	7,150,000
Series 2013 C4, 3.15% 12/1/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	12,955,000	12,955,000
Series 2014 B3, 3.13% 12/1/23 (Liquidity Facility Barclays Bank PLC), VRDN (b)	1,000,000	1,000,000
Series 2015 A3, 3.06% 12/1/23 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	24,250,000	24,250,000
Series 2015 A4, 3.05% 12/1/23 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	13,500,000	13,500,000
Series 2018 A4, 3.15% 12/1/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	9,550,000	9,550,000
Series 2019 B4, 3.15% 12/1/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	8,290,000	8,290,000
Series 2019 C4, 3.13% 12/1/23 (Liquidity Facility Barclays Bank PLC), VRDN (b)	23,180,000	23,180,000
New York Metropolitan Trans. Auth. Rev.:
Series 2012 G4, 3.05% 12/1/23, LOC Bank of Montreal, VRDN (b)	17,895,000	17,895,000
Series 2015 E1, 3.13% 12/1/23, LOC Barclays Bank PLC, VRDN (b)	22,410,000	22,410,000
Triborough Bridge & Tunnel Auth. Revs.:
Series 2001 C, 3.13% 12/1/23, LOC Barclays Bank PLC, VRDN (b)	1,300,000	1,300,000
Series 2005 B3, 3.2% 12/1/23, LOC Bank of America NA, VRDN (b)	1,300,000	1,300,000
TOTAL NEW YORK		415,300,000
North Carolina - 0.9%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 E, 3.05% 12/1/23, LOC TD Banknorth, NA, VRDN (b)	22,570,000	22,570,000
Ohio - 6.7%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 C, 3.05% 12/1/23, LOC Bank of Montreal, VRDN (b)	31,640,000	31,640,000
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 3.65% 12/7/23, LOC Northern Trust Co., VRDN (b)	2,165,000	2,165,000
Franklin County Hosp. Facilities Rev. Series 2013 B, 3.6% 12/7/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,000,000	2,000,000
Montgomery County Hosp. Rev. Series 2019 C, 3.13% 12/1/23, LOC PNC Bank NA, VRDN (b)	2,800,000	2,800,000
Ohio Cap. Facilities Lease (Adult Correctional Bldg. Fund Proj.) Series 2019 C, 3.24% 12/7/23, VRDN (b)	13,000,000	13,000,000
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 B4, 3.1% 12/1/23 (Liquidity Facility Barclays Bank PLC), VRDN (b)	9,265,000	9,265,000
Series 2013 B1, 3.25% 12/7/23, VRDN (b)	3,805,000	3,805,000
Ohio Hosp. Facilities Rev. Series 2019 D2, 3.3% 12/7/23, VRDN (b)	8,265,000	8,265,000
Ohio Hosp. Rev. Series 2018, 3.13% 12/1/23, LOC PNC Bank NA, VRDN (b)	9,600,000	9,600,000
Ohio Parks & Recreation Cap. Facilities (Parks and Recreation Impt. Fund Projs.) Series 2020 B, 3.25% 12/7/23, VRDN (b)	33,215,000	33,215,000
Ohio State Univ. Gen. Receipts (Multiyear Debt Issuance Prog. II):
Series 2023 D1, 3.24% 12/7/23, VRDN (b)	47,495,000	47,495,000
Series 2023 D2, 3.2% 12/7/23, VRDN (b)	5,100,000	5,100,000
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2016 A, 3.25% 12/7/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	7,700,000	7,700,000
TOTAL OHIO		176,050,000
Oregon - 0.8%
Oregon Facilities Auth. Rev. Series 2018 B, 3.05% 12/1/23, LOC TD Banknorth, NA, VRDN (b)	20,275,000	20,275,000
Pennsylvania - 0.6%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 3.15% 12/1/23, VRDN (b)	10,600,000	10,600,000
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Proj.) Series 2009 B, 3.64% 12/7/23, LOC PNC Bank NA, VRDN (b)	1,500,000	1,500,000
Philadelphia Auth. for Indl. Dev. Rev. (The Franklin Institute Proj.) Series 2006, 3.61% 12/7/23, LOC Bank of America NA, VRDN (b)	1,240,000	1,240,000
Philadelphia Gas Works Rev. Series 2009 C, 3.51% 12/7/23, LOC TD Banknorth, NA, VRDN (b)	1,600,000	1,600,000
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 3.66% 12/7/23, LOC Fannie Mae, VRDN (b)	700,000	700,000
TOTAL PENNSYLVANIA		15,640,000
Rhode Island - 0.5%
Rhode Island Indl. Facilities Corp. Marine Term. Rev. (Exxon Mobil Corp. Proj.) Series 2001, 3.25% 12/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)	12,290,000	12,290,000
South Carolina - 0.2%
South Carolina Jobs-Econ. Dev. Auth. Series B, 3.05% 12/1/23, LOC TD Banknorth, NA, VRDN (b)	4,500,000	4,500,000
Tennessee - 1.1%
Blount County Pub. Bldg. Auth. Series D3A, 3.15% 12/1/23 (Liquidity Facility Bank of America NA), VRDN (b)	28,600,000	28,600,000
Texas - 8.9%
Gulf Coast Indl. Dev. Auth. TX Rev. (ExxonMobil Proj.) Series 2012, 3% 12/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)	1,585,000	1,585,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2014 C, 3.15% 12/7/23, VRDN (b)	12,400,000	12,400,000
Series 2020 B, 3.1% 12/1/23, VRDN (b)	46,500,000	46,500,000
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.):
Series 2008 A2, 3.1% 12/1/23, VRDN (b)	100,000	100,000
Series A1, 3.1% 12/1/23, VRDN (b)	300,000	300,000
Harris County Indl. Dev. Corp. Poll. Cont. Rev. (Exxon Corp.) Series 1984, 3.2% 12/1/23, VRDN (b)	3,000,000	3,000,000
Houston Util. Sys. Rev.:
Series 2004 B4, 3.66% 12/7/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	3,100,000	3,100,000
Series 2004 B5, 3.66% 12/7/23 (Liquidity Facility UBS AG), VRDN (b)	11,000,000	11,000,000
Series 2004 B6, 3.66% 12/7/23, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	2,900,000	2,900,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2012, 3.2% 12/7/23 (TotalEnergies SE Guaranteed), VRDN (b)	4,300,000	4,300,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 3.2% 12/1/23, VRDN (b)	27,000,000	27,000,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2011 C, 3.05% 12/1/23, LOC TD Banknorth, NA, VRDN (b)	18,820,000	18,820,000
(Methodist Hospitals of Dallas Proj.) Series 2008, 3.05% 12/1/23, LOC TD Banknorth, NA, VRDN (b)	16,795,000	16,795,000
Texas Gen. Oblig.:
Series 2014 A, 3.4% 12/7/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	1,625,000	1,625,000
Series 2015 A, 3.4% 12/7/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	1,000,000	1,000,000
Univ. of Texas Board of Regents Sys. Rev. Series 2007 B, 3.67% 12/7/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (b)	43,340,000	43,340,000
Univ. of Texas Permanent Univ. Fund Rev. Series 2008 A, 3.67% 12/7/23, VRDN (b)	39,820,000	39,820,000
TOTAL TEXAS		233,585,000
Virginia - 0.5%
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev.:
Series 2016 B, 3.25% 12/7/23, VRDN (b)	5,800,000	5,800,000
Series 2016, 3.31% 12/7/23, VRDN (b)	4,545,000	4,545,000
Roanoke Econ. Dev. Authority. Series 2020 C, 3.7% 12/7/23, LOC Wells Fargo Bank NA, VRDN (b)	1,225,000	1,225,000
Virginia Small Bus. Fin. Auth. Hosp. Rev. Series 2008 B, 3.7% 12/7/23, LOC Wells Fargo Bank NA, VRDN (b)	1,200,000	1,200,000
TOTAL VIRGINIA		12,770,000
Wisconsin - 3.6%
Univ. of Wisconsin Hosp. & Clinics Auth.:
Series 2018 C, 3.08% 12/1/23 (Liquidity Facility BMO Harris Bank NA), VRDN (b)	61,750,000	61,750,000
Series B, 3.1% 12/1/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	30,910,000	30,910,000
TOTAL WISCONSIN		92,660,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,983,195,000)		1,983,195,000

Tender Option Bond - 22.4%
	Principal Amount (a)	Value ($)
Alabama - 0.6%
Huntsville Hosp. Participating VRDN Series XG 03 84, 3.64% 12/7/23 (Liquidity Facility Bank of America NA) (b)(d)(e)	1,910,000	1,910,000
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series 50 44, 3.25% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	11,705,000	11,705,000
Southeast Energy Auth. Rev. Participating VRDN Series ZL 05 21, 3.35% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	2,500,000	2,500,000
TOTAL ALABAMA		16,115,000
Arizona - 0.1%
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series XM 10 13, 3.72% 12/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	375,000	375,000
Jefferson County Ala Board Ed. Pubs Participating VRDN Series YX 13 19, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,025,000	2,025,000
TOTAL ARIZONA		2,400,000
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN Series XG 04 91, 3.63% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	1,730,000	1,730,000
Connecticut - 0.5%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	5,140,000	5,140,000
Series Floaters 016, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	5,800,000	5,800,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series Floaters G 110, 3.63% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	1,100,000	1,100,000
TOTAL CONNECTICUT		12,040,000
District Of Columbia - 0.0%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series XF 08 53, 3.64% 12/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	835,000	835,000
Series XG 02 67, 3.65% 12/7/23 (Liquidity Facility Bank of America NA) (b)(d)(e)	25,000	25,000
TOTAL DISTRICT OF COLUMBIA		860,000
Florida - 3.8%
Broward County Convention Ctr. Participating VRDN Series XF 16 41, 3.7% 12/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	2,300,000	2,300,000
County of Broward Tourist Dev. Tax Rev. Participating VRDN Series XL 04 29, 3.71% 12/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	200,000	200,000
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series 50 28, 3.4% 12/1/23 (Liquidity Facility Bank of America NA) (b)(d)(e)	23,120,000	23,120,000
Florida Dev. Fin. Corp. Healthcare Facility Rev. Participating VRDN Series BAML 80 87, 3.4% 12/1/23 (Liquidity Facility Bank of America NA) (b)(d)(e)	10,100,000	10,100,000
Miami-Dade County Expressway Auth. Participating VRDN Series Floaters XG 02 52, 3.65% 12/7/23 (Liquidity Facility Bank of America NA) (b)(d)(e)	1,300,000	1,300,000
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series XF 31 22, 3.63% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	4,280,000	4,280,000
Pittsburg WTSW Participating VRDN Series 2022, 3.25% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	4,000,000	4,000,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series YX 12 86, 3.67% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,400,000	2,400,000
Tallahassee Health Facilities Rev. Participating VRDN Series BAML 50 33, 3.4% 12/1/23 (Liquidity Facility Bank of America NA) (b)(d)(e)	46,900,000	46,900,000
Volusia County Fla Hosp. Rev. Participating VRDN Series 50 32, 3.25% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	4,000,000	4,000,000
TOTAL FLORIDA		98,600,000
Georgia - 2.3%
Brookhaven Dev. Auth. Rev. Participating VRDN Series XF 15 03, 3.25% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	3,500,000	3,500,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series E 155, 3.64% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	1,000,000	1,000,000
Fulton County Dev. Auth. Rev. Participating VRDN:
Series XG 04 83, 3.3% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	11,050,000	11,050,000
Series XL 02 68, 3.7% 12/7/23 (Liquidity Facility Bank of America NA) (b)(d)(e)	540,000	540,000
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series XG 04 70, 3.65% 12/7/23 (Liquidity Facility Bank of America NA) (b)(d)(e)	500,000	500,000
Series XG 04 72, 3.64% 12/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	2,500,000	2,500,000
Hosp. Auth. of Savannah Auth. Rev. Participating VRDN Series BAML 5042, 3.4% 12/1/23 (Liquidity Facility Bank of America NA) (b)(d)(e)	36,300,000	36,300,000
Main Street Natural Gas, Inc. Participating VRDN:
Series XF 16 01, 3.63% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	1,000,000	1,000,000
Series XG 04 89, 3.63% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	2,710,000	2,710,000
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 3.65% 12/7/23 (Liquidity Facility Bank of America NA) (b)(d)(e)	250,000	250,000
TOTAL GEORGIA		59,350,000
Illinois - 1.6%
Chicago Gen. Oblig. Participating VRDN:
Series 2022 XF 30 45, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,900,000	1,900,000
Series XX 12 64, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	4,300,000	4,300,000
Chicago Transit Auth. Participating VRDN Series XG 04 87, 3.63% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	3,660,000	3,660,000
Illinois Fin. Auth. Participating VRDN:
Series BAML 50 45, 3.68% 12/7/23 (Liquidity Facility Bank of America NA) (b)(d)(e)	7,700,000	7,700,000
Series BAML 50 47, 3.68% 12/7/23 (Liquidity Facility Bank of America NA) (b)(d)(e)	13,435,000	13,435,000
Series XG 04 31, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,500,000	1,500,000
Illinois Fin. Auth. Rev. Participating VRDN:
Series Floater 041, 3.25% 12/1/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,540,000	1,540,000
Series Floaters 017, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	3,200,000	3,200,000
Illinois Gen. Oblig. Participating VRDN:
Series XL 02 60, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,200,000	1,200,000
Series XM 07 59, 3.65% 12/7/23 (Liquidity Facility Bank of America NA) (b)(d)(e)	390,000	390,000
Series XM 10 48, 3.65% 12/7/23 (Liquidity Facility Bank of America NA) (b)(d)(e)	1,800,000	1,800,000
Series XM 10 49, 3.65% 12/7/23 (Liquidity Facility Bank of America NA) (b)(d)(e)	250,000	250,000
Series XX 11 41, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	400,000	400,000
Metropolitan Pier & Exposition Participating VRDN Series Floaters XF 10 45, 3.72% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	400,000	400,000
TOTAL ILLINOIS		41,675,000
Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series YX 12 23, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,040,000	2,040,000
Kentucky - 0.2%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 3.7% 12/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(e)	800,000	800,000
Kentucky State Property & Buildings Commission Rev. Participating VRDN Series XG 0113, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	5,600,000	5,600,000
TOTAL KENTUCKY		6,400,000
Louisiana - 2.7%
Louisiana Pub. Facilities Auth. Hosp. Rev. Participating VRDN Series BAML 80 06, 3.4% 12/1/23 (Liquidity Facility Bank of America NA) (b)(d)(e)	4,000,000	4,000,000
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series Floater BAML 5041 D1, 3.4% 12/1/23 (Liquidity Facility Bank of America NA) (b)(d)(e)	57,600,000	57,600,000
RIB Floater Trust Various States Participating VRDN Series Floater 2023, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	7,770,000	7,770,000
TOTAL LOUISIANA		69,370,000
Maryland - 0.1%
Maryland Stadium Auth. Rev. Participating VRDN Series 2023, 3.63% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	3,800,000	3,800,000
Michigan - 1.7%
Eastern Michigan Univ. Revs. Participating VRDN Series Floater 046, 3.25% 12/1/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	22,000,000	22,000,000
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 3.7% 12/7/23 (Liquidity Facility Bank of America NA) (b)(d)(e)	365,000	365,000
Michigan Fin. Auth. Rev. Participating VRDN:
Series XF 07 82, 3.63% 12/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	1,600,000	1,600,000
Series XF 16 67, 3.63% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	2,250,000	2,250,000
Pittsburg WTSW Participating VRDN Series 50 49 3.28% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	19,000,000	19,000,000
TOTAL MICHIGAN		45,215,000
Minnesota - 0.2%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Participating VRDN Series XG 05 23, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	4,685,000	4,685,000
Missouri - 2.0%
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 3.65% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	6,300,000	6,300,000
Missouri Health & Edl. Facilities Rev. Participating VRDN:
Series Floaters 14, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	39,000,000	39,000,000
Series Floaters C17, 3.64% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	2,200,000	2,200,000
Series XF 16 11, 3.64% 12/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	3,750,000	3,750,000
TOTAL MISSOURI		51,250,000
Nebraska - 0.3%
Central Plains Energy Proj. Rev. Participating VRDN:
Series 2022 ZL 03 01, 3.65% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	145,000	145,000
Series XM 09 92, 3.65% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	4,735,000	4,735,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series XL 04 20, 3.25% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	2,500,000	2,500,000
TOTAL NEBRASKA		7,380,000
New Jersey - 0.3%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series Floaters XF 25 38, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,810,000	2,810,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series XM 10 96, 3.65% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	1,200,000	1,200,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series XF 15 57, 3.63% 12/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	2,000,000	2,000,000
Series YX 12 68, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,100,000	1,100,000
TOTAL NEW JERSEY		7,110,000
New York - 0.2%
New York N Y City Transitional Participating VRDN Series XF 16 60, 3.25% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	3,750,000	3,750,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series XF 15 80, 3.25% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	860,000	860,000
TOTAL NEW YORK		4,610,000
Ohio - 1.3%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 3.7% 12/7/23 (Liquidity Facility Bank of America NA) (b)(d)(e)	200,000	200,000
Montgomery County Hosp. Rev. Participating VRDN:
Series 50 31, 3.4% 12/1/23 (Liquidity Facility Bank of America NA) (b)(d)(e)	3,400,000	3,400,000
Series 50 34, 3.4% 12/1/23 (Liquidity Facility Bank of America NA) (b)(d)(e)	615,000	615,000
Series XX 12 48, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	800,000	800,000
Ohio Hosp. Facilities Rev. Participating VRDN Series Floater BAML 50 40, 3.4% 12/1/23 (Liquidity Facility Bank of America NA) (b)(d)(e)	30,000,000	30,000,000
Ohio Hosp. Rev. Participating VRDN Series C18, 3.64% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	300,000	300,000
TOTAL OHIO		35,315,000
Oregon - 0.1%
Clackamas County School District #62C, Oregon City Participating VRDN Series XG 05 33, 3.64% 12/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	3,905,000	3,905,000
Pennsylvania - 0.7%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Floaters XX 10 94, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,260,000	2,260,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series 50 29, 3.4% 12/1/23 (Liquidity Facility Bank of America NA) (b)(d)(e)	2,400,000	2,400,000
Montgomery County Higher Ed. & Health Auth. Rev. Participating VRDN Series XG 05 28, 3.64% 12/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	1,875,000	1,875,000
Pennsylvania Econ. Dev. Fing. Auth. Participating VRDN Series Putter 50 51, 3.25% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	6,500,000	6,500,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN Series XG 02 63, 3.63% 12/7/23 (Liquidity Facility Bank of America NA) (b)(d)(e)	185,000	185,000
Pennsylvania Hsg. Fin. Agcy. Participating VRDN Series ZF 31 86, 0% 12/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	1,555,000	1,555,000
Philadelphia Auth. for Indl. Dev. Participating VRDN Series 2022 044, 3.24% 12/1/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,180,000	2,180,000
Philadelphia School District Participating VRDN Series XG 05 36, 3.63% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	2,500,000	2,500,000
TOTAL PENNSYLVANIA		19,455,000
South Carolina - 0.4%
Patriots Energy Group Fing. Agcy. Participating VRDN Series XG 05 39, 3.63% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	3,750,000	3,750,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series XF 15 48, 3.63% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	3,000,000	3,000,000
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series Floaters G 109, 3.63% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	3,490,000	3,490,000
TOTAL SOUTH CAROLINA		10,240,000
Tennessee - 0.3%
Sullivan County Health, Ed. and Hsg. Board Participating VRDN Series BAML 50 24, 3.4% 12/1/23 (Liquidity Facility Bank of America NA) (b)(d)(e)	8,710,000	8,710,000
Texas - 1.3%
Harris County Gen. Oblig. Participating VRDN Series XG 05 16, 3.63% 12/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	2,160,000	2,160,000
Lamar Consolidated Independent School District Participating VRDN Series XM 11 03, 3.25% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	12,700,000	12,700,000
Princeton Independent School District Participating VRDN Series XF 31 92, 3.62% 12/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	3,125,000	3,125,000
Royse City Independent School District Participating VRDN Series XF 15 94, 3.63% 12/7/23 (Liquidity Facility Bank of America NA) (b)(d)(e)	3,470,000	3,470,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series XG 04 21, 3.65% 12/7/23 (Liquidity Facility Bank of America NA) (b)(d)(e)	755,000	755,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series XG 03 99, 3.63% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	3,750,000	3,750,000
Texas Wtr. Dev. Board Rev. Participating VRDN:
Series XF 15 28, 3.64% 12/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	2,855,000	2,855,000
Series XF 31 25, 3.63% 12/5/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	3,000,000	3,000,000
Series XF 31 54, 3.63% 12/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	2,000,000	2,000,000
TOTAL TEXAS		33,815,000
Virginia - 0.6%
Norfolk Econ. Dev. Health Care Facilities Participating VRDN Series 2022 C20, 3.64% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	3,000,000	3,000,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 3.7% 12/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(e)	8,500,000	8,500,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN Series XL 04 37, 3.3% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	3,500,000	3,500,000
TOTAL VIRGINIA		15,000,000
Washington - 0.1%
Multicare Health Sys. Participating VRDN Series E 153, 3.63% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	700,000	700,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series XF 15 14, 3.64% 12/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	2,025,000	2,025,000
TOTAL WASHINGTON		2,725,000
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Participating VRDN Series XF 15 37, 3.64% 12/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	5,520,000	5,520,000
Wisconsin - 0.6%
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series BAML 50 35, 3.45% 12/1/23 (Liquidity Facility Bank of America NA) (b)(d)(e)	17,100,000	17,100,000
TOTAL TENDER OPTION BOND (Cost $586,415,000)		586,415,000

Other Municipal Security - 0.5%
	Principal Amount (a)	Value ($)
Texas - 0.5%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds Series 2023 C1, 3.2% tender 12/1/23, CP mode (Cost $11,700,000)	11,700,000	11,700,000

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $2,581,310,000)	2,581,310,000
NET OTHER ASSETS (LIABILITIES) - 1.2%	31,626,821
NET ASSETS - 100.0%	2,612,936,821

Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,010,000 or 1.1% of net assets.

(d)	Provides evidence of ownership in one or more underlying municipal bonds.
(e)	Coupon rates are determined by re-marketing agents based on current market conditions.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,490,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series Floaters G 109, 3.63% 12/7/23 (Liquidity Facility Royal Bank of Canada)	10/02/23	3,490,000

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Variable Rate Demand Note	1,983,195,000	-	1,983,195,000	-

Tender Option Bond	586,415,000	-	586,415,000	-

Other Municipal Security	11,700,000	-	11,700,000	-
Total Investments in Securities:	2,581,310,000	-	2,581,310,000	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		November 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $2,581,310,000):		$2,581,310,000
Cash		1,674
Receivable for investments sold		26,144,818
Interest receivable		12,435,093
Other receivables		7,942
Total assets		2,619,899,527
Liabilities
Distributions payable	$6,954,195
Other payables and accrued expenses	8,511
Total Liabilities		6,962,706
Net Assets		$2,612,936,821
Net Assets consist of:
Paid in capital		$2,612,955,052
Total accumulated earnings (loss)		(18,231)
Net Assets		$2,612,936,821
Net Asset Value, offering price and redemption price per share ($2,612,936,821 ÷ 2,611,938,671 shares)		$1.0004

Statement of Operations
		Six months ended November 30, 2023 (Unaudited)
Investment Income
Interest		$26,195,978
Expenses
Transfer agent fees	$12
Custodian fees and expenses	10,022
Independent trustees' fees and expenses	1,949
Miscellaneous	4
Total expenses before reductions	11,987
Expense reductions	(9,451)
Total expenses after reductions		2,536
Net Investment income (loss)		26,193,442
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(45)
Total net realized gain (loss)		(45)
Change in net unrealized appreciation (depreciation) on investment securities		(240)
Net gain (loss)		(285)
Net increase in net assets resulting from operations		$26,193,157
Statement of Changes in Net Assets

	Six months ended November 30, 2023 (Unaudited)	Year ended May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,193,442	$26,881,804
Net realized gain (loss)	(45)	82,607
Change in net unrealized appreciation (depreciation)	(240)	240
Net increase in net assets resulting from operations	26,193,157	26,964,651
Distributions to shareholders	(26,218,955)	(26,917,527)

Affiliated share transactions
Proceeds from sales of shares	4,692,544,200	6,643,788,000
Cost of shares redeemed	(3,143,829,000)	(7,597,518,267)

Net increase (decrease) in net assets and shares resulting from share transactions	1,548,715,200	(953,730,267)
Total increase (decrease) in net assets	1,548,689,402	(953,683,143)

Net Assets
Beginning of period	1,064,247,419	2,017,930,562
End of period	$2,612,936,821	$1,064,247,419

Other Information
Shares
Sold	4,690,667,933	6,641,628,988
Redeemed	(3,142,571,971)	(7,595,079,088)
Net increase (decrease)	1,548,095,962	(953,450,100)

Financial Highlights
Fidelity® Tax-Free Cash Central Fund

	Six months ended (Unaudited) November 30, 2023	Years ended May 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.0004	$1.0003	$1.0003	$1.0002	$1.0001	$1.0001
Income from Investment Operations
Net investment income (loss) A	.0175	.0214	.0016	.0009	.0126	.0151
Net realized and unrealized gain (loss)	- B	.0001	- B	.0002	.0001	- B
Total from investment operations	.0175	.0215	.0016	.0011	.0127	.0151
Distributions from net investment income	(.0175)	(.0214)	(.0016)	(.0009)	(.0126)	(.0151)
Distributions from net realized gain	- B	- B	- B	- B	- B	-
Total distributions	(.0175)	(.0214)	(.0016)	(.0010) C	(.0126)	(.0151)
Net asset value, end of period	$1.0004	$1.0004	$1.0003	$1.0003	$1.0002	$1.0001
Total Return D,E	1.76%	2.17%	.16%	.10%	1.28%	1.52%
Ratios to Average Net Assets A,F,G
Expenses before reductions H	-% I,J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-% I,J	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I,J	-%	-%	-%	-%	-%
Net investment income (loss)	3.48% I,J	1.78%	.18%	.10%	1.17%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$2,612,937	$1,064,247	$2,017,931	$1,145,228	$1,771,739	$1,032,627

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.00005 per share.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount represents less than .005%.

IAnnualized.

JProxy expenses are not annualized.

Notes to Financial Statements (Unaudited)
For the period ended November 30, 2023

1. Organization.
Fidelity Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of November 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$
Tax cost	$2,581,310,000

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Tax-Free Cash Central Fund	450,500,000	232,905,000	-
4. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $9,451.
5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2023 to November 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period- C June 1, 2023 to November 30, 2023

Fidelity® Tax-Free Cash Central Fund	0.0016%
Actual		$ 1,000	$ 1,017.60	$ .01
Hypothetical-B		$ 1,000	$ 1,024.99	$ .01

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Tax-Free Cash Central Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Jennifer Toolin McAuliffe
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Christine J. Thompson
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Elizabeth S. Acton
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Laura M. Bishop
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Ann E. Dunwoody
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
John Engler
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Robert F. Gartland
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Robert W. Helm
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Arthur E. Johnson
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Michael E. Kenneally
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Mark A. Murray
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Carol J. Zierhoffer
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000

Proposal 1 reflects trust wide proposal and voting results.

1.810806.119
TFC-SANN-0124
Fidelity® Cash Central Fund

Semi-Annual Report
November 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary November 30, 2023 (Unaudited)
Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	83.4
8 - 30	8.0
31 - 60	6.6
61 - 90	2.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (1.4)%

Schedule of Investments November 30, 2023 (Unaudited)

Showing Percentage of Net Assets
U.S. Treasury Debt - 16.8%
	Yield (%)(a)	Principal Amount (b)	Value ($)
U.S. Treasury Obligations - 16.8%
U.S. Treasury Bills
12/12/23 to 1/30/24	5.31 to 5.41	8,108,800,000	8,068,927,265

TOTAL U.S. TREASURY DEBT (Cost $8,069,405,877)			8,068,927,265

Non-Negotiable Time Deposit - 3.1%
	Yield (%)(a)	Principal Amount (b)	Value ($)
Time Deposits - 3.1%
Canadian Imperial Bank of Commerce
12/1/23	5.31	112,000,000	112,000,000
Credit Agricole CIB
12/1/23	5.33	517,271,000	517,271,000
Mizuho Bank Ltd.
12/1/23	5.33	696,000,000	696,000,000
Royal Bank of Canada
12/1/23	5.32	158,000,000	158,000,000

TOTAL NON-NEGOTIABLE TIME DEPOSIT (Cost $1,483,271,000)			1,483,271,000

U.S. Government Agency Repurchase Agreement - 0.7%
	Maturity Amount ($)	Value ($)
In a joint trading account at 5.3% dated 11/30/23 due 12/1/23 (Collateralized by U.S. Government Obligations) # (Cost $320,000,000)	320,047,111	320,000,000

U.S. Treasury Repurchase Agreement - 80.8%
	Maturity Amount ($)	Value ($)
With Federal Reserve Bank of New York at 5.3%, dated 11/30/23 due 12/1/23 (Collateralized by U.S. Treasury Obligations valued at $38,815,713,706, 2.25% - 4.38%, 2/15/38 - 5/15/52) (Cost $38,810,000,000)	38,815,713,694	38,810,000,000

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $48,682,676,877)	48,682,198,265
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(680,938,311)
NET ASSETS - 100.0%	48,001,259,954

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Debt	8,068,927,265	-	8,068,927,265	-

Non-Negotiable Time Deposit	1,483,271,000	-	1,483,271,000	-

U.S. Government Agency Repurchase Agreement	320,000,000	-	320,000,000	-

U.S. Treasury Repurchase Agreement	38,810,000,000	-	38,810,000,000	-
Total Investments in Securities:	48,682,198,265	-	48,682,198,265	-
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$320,000,000 due 12/01/23 at 5.30%
Sumitomo Mitsui Banking Corp. NY	320,000,000
320,000,000
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		November 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $39,130,000,000) - See accompanying schedule Unaffiliated issuers (cost $48,682,676,877):		$48,682,198,265
Cash		491,910,413
Interest receivable		7,288,550
Receivable for interfund loans		2,464,000
Other affiliated receivables		1,280
Total assets		49,183,862,508
Liabilities
Payable for investments purchased	$966,991,999
Distributions payable	215,591,833
Other payables and accrued expenses	18,722
Total Liabilities		1,182,602,554
Net Assets		$48,001,259,954
Net Assets consist of:
Paid in capital		$48,001,683,768
Total accumulated earnings (loss)		(423,814)
Net Assets		$48,001,259,954
Net Asset Value, offering price and redemption price per share ($48,001,259,954 ÷ 47,992,263,711 shares)		$1.0002

Statement of Operations
		Six months ended November 30, 2023 (Unaudited)
Investment Income
Interest (including $2,092,497 from affiliated interfund lending)		$1,110,859,865
Expenses
Custodian fees and expenses	$24,985
Independent trustees' fees and expenses	68,253
Miscellaneous	526
Total Expenses		93,764
Net Investment income (loss)		1,110,766,101
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	106
Total net realized gain (loss)		106
Change in net unrealized appreciation (depreciation) on investment securities		(478,612)
Net gain (loss)		(478,506)
Net increase in net assets resulting from operations		$1,110,287,595
Statement of Changes in Net Assets

	Six months ended November 30, 2023 (Unaudited)	Year ended May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,110,766,101	$1,600,426,332
Net realized gain (loss)	106	35
Change in net unrealized appreciation (depreciation)	(478,612)	-
Net increase in net assets resulting from operations	1,110,287,595	1,600,426,367
Distributions to shareholders	(1,110,766,095)	(1,600,390,943)

Affiliated share transactions
Proceeds from sales of shares	240,327,592,210	486,470,014,725
Reinvestment of distributions	37,728	48,615
Cost of shares redeemed	(233,389,693,541)	(498,296,555,588)

Net increase (decrease) in net assets and shares resulting from share transactions	6,937,936,397	(11,826,492,248)
Total increase (decrease) in net assets	6,937,457,897	(11,826,456,824)

Net Assets
Beginning of period	41,063,802,057	52,890,258,881
End of period	$48,001,259,954	$41,063,802,057

Other Information
Shares
Sold	240,279,536,303	486,372,740,177
Issued in reinvestment of distributions	37,720	48,605
Redeemed	(233,343,024,936)	(498,196,916,205)
Net increase (decrease)	6,936,549,087	(11,824,127,423)

Financial Highlights
Fidelity® Cash Central Fund

	Six months ended (Unaudited) November 30, 2023	Years ended May 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.0002	$1.0002	$1.0002	$1.0002	$1.0002	$1.0002
Income from Investment Operations
Net investment income (loss) A	.0266	.0354	.0016	.0010	.0155	.0223
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.0266	.0354	.0016	.0010	.0155	.0223
Distributions from net investment income	(.0266)	(.0354)	(.0016)	(.0010)	(.0155)	(.0223)
Total distributions	(.0266)	(.0354)	(.0016)	(.0010)	(.0155)	(.0223)
Net asset value, end of period	$1.0002	$1.0002	$1.0002	$1.0002	$1.0002	$1.0002
Total Return C,D	2.69%	3.59%	.15%	.10%	1.56%	2.26%
Ratios to Average Net Assets A,E,F
Expenses before reductions	-% G,H,I	-% G	-% G	-% G	.01%	.01%
Expenses net of fee waivers, if any	-% G,H,I	-% G	-% G	-% G	.01%	.01%
Expenses net of all reductions	-% G,H,I	-% G	-% G	-% G	.01%	.01%
Net investment income (loss)	5.33% H,I	3.42%	.14%	.09%	1.55%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$48,001,260	$41,063,802	$52,890,259	$58,295,494	$44,967,102	$44,503,265

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.00005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.

HAnnualized.

IProxy expenses are not annualized.

Notes to Financial Statements (Unaudited)
For the period ended November 30, 2023

1. Organization.
Fidelity Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations and other short-term securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of November 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$86,240
Gross unrealized depreciation	(564,852)
Net unrealized appreciation (depreciation)	$(478,612)
Tax cost	$48,682,676,877

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented as Receivable for interfund loans in the Statement of Assets and Liabilities, and any accrued interest is included in Other affiliated receivables. Activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance	Weighted Average Interest Rate
Fidelity Cash Central Fund	Lender	24,958,915	5.46%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

5. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2023 to November 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period- C June 1, 2023 to November 30, 2023

Fidelity® Cash Central Fund	0.0004%
Actual		$ 1,000	$ 1,026.90	$-D
Hypothetical-B		$ 1,000	$ 1,025.00	$-D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Cash Central Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Jennifer Toolin McAuliffe
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Christine J. Thompson
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Elizabeth S. Acton
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Laura M. Bishop
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Ann E. Dunwoody
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
John Engler
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Robert F. Gartland
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Robert W. Helm
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Arthur E. Johnson
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Michael E. Kenneally
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Mark A. Murray
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Carol J. Zierhoffer
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000

Proposal 1 reflects trust wide proposal and voting results.

1.734014.123
TCC-SANN-0124
Fidelity® Securities Lending Cash Central Fund

Semi-Annual Report
November 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary November 30, 2023 (Unaudited)
Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	82.3
8 - 30	8.9
31 - 60	6.8
61 - 90	2.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (0.7)%

Schedule of Investments November 30, 2023 (Unaudited)

Showing Percentage of Net Assets
U.S. Treasury Debt - 17.9%
	Yield (%)(a)	Principal Amount (b)	Value ($)
U.S. Treasury Obligations - 17.9%
U.S. Treasury Bills
12/12/23 to 1/30/24	5.31 to 5.41	4,749,500,000	4,725,948,485

TOTAL U.S. TREASURY DEBT (Cost $4,726,216,982)			4,725,948,485

Non-Negotiable Time Deposit - 3.1%
	Yield (%)(a)	Principal Amount (b)	Value ($)
Time Deposits - 3.1%
Canadian Imperial Bank of Commerce
12/1/23	5.31	62,758,000	62,758,000
Credit Agricole CIB
12/1/23	5.33	288,000,000	288,000,000
Mizuho Bank Ltd.
12/1/23	5.33	387,000,000	387,000,000
Royal Bank of Canada
12/1/23	5.32	87,900,000	87,900,000

TOTAL NON-NEGOTIABLE TIME DEPOSIT (Cost $825,658,000)			825,658,000

U.S. Government Agency Repurchase Agreement - 0.4%
	Maturity Amount ($)	Value ($)
In a joint trading account at 5.3% dated 11/30/23 due 12/1/23 (Collateralized by U.S. Government Obligations) # (Cost $105,520,000)	105,535,535	105,520,000

U.S. Treasury Repurchase Agreement - 79.3%
	Maturity Amount ($)	Value ($)
With Federal Reserve Bank of New York at 5.3%, dated 11/30/23 due 12/1/23 (Collateralized by U.S. Treasury Obligations valued at $20,987,089,343, 0.13% - 4.63%, 4/15/25 - 5/15/51) (Cost $20,984,000,000)	20,987,089,311	20,984,000,000

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $26,641,394,982)	26,641,126,485
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(190,248,263)
NET ASSETS - 100.0%	26,450,878,222

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Debt	4,725,948,485	-	4,725,948,485	-

Non-Negotiable Time Deposit	825,658,000	-	825,658,000	-

U.S. Government Agency Repurchase Agreement	105,520,000	-	105,520,000	-

U.S. Treasury Repurchase Agreement	20,984,000,000	-	20,984,000,000	-
Total Investments in Securities:	26,641,126,485	-	26,641,126,485	-
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$105,520,000 due 12/01/23 at 5.30%
Sumitomo Mitsui Banking Corp. NY	105,520,000
105,520,000

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		November 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $21,089,520,000) - See accompanying schedule Unaffiliated issuers (cost $26,641,394,982):		$26,641,126,485
Cash		464,121,989
Interest receivable		4,602,503
Total assets		27,109,850,977
Liabilities
Payable for investments purchased	$545,482,668
Distributions payable	113,476,272
Other payables and accrued expenses	13,815
Total Liabilities		658,972,755
Net Assets		$26,450,878,222
Net Assets consist of:
Paid in capital		$26,451,088,861
Total accumulated earnings (loss)		(210,639)
Net Assets		$26,450,878,222
Net Asset Value, offering price and redemption price per share ($26,450,878,222 ÷ 26,448,641,733 shares)		$1.0001

Statement of Operations
		Six months ended November 30, 2023 (Unaudited)
Investment Income
Interest		$742,762,057
Expenses
Custodian fees and expenses	$20,479
Independent trustees' fees and expenses	49,228
Miscellaneous	303
Total Expenses		70,010
Net Investment income (loss)		742,692,047
Change in net unrealized appreciation (depreciation) on investment securities		(268,497)
Net gain (loss)		(268,497)
Net increase in net assets resulting from operations		$742,423,550
Statement of Changes in Net Assets

	Six months ended November 30, 2023 (Unaudited)	Year ended May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$742,692,047	$1,186,195,543
Net realized gain (loss)	-	29
Change in net unrealized appreciation (depreciation)	(268,497)	-
Net increase in net assets resulting from operations	742,423,550	1,186,195,572
Distributions to shareholders	(742,692,052)	(1,186,173,673)

Affiliated share transactions
Proceeds from sales of shares	129,174,510,879	291,914,416,340
Cost of shares redeemed	(131,583,569,422)	(300,626,258,226)

Net increase (decrease) in net assets and shares resulting from share transactions	(2,409,058,543)	(8,711,841,886)
Total increase (decrease) in net assets	(2,409,327,045)	(8,711,819,987)

Net Assets
Beginning of period	28,860,205,267	37,572,025,254
End of period	$26,450,878,222	$28,860,205,267

Other Information
Shares
Sold	129,161,594,720	291,885,227,818
Redeemed	(131,570,412,381)	(300,596,198,606)
Net increase (decrease)	(2,408,817,661)	(8,710,970,788)

Financial Highlights
Fidelity® Securities Lending Cash Central Fund

	Six months ended (Unaudited) November 30, 2023	Years ended May 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.0001	$1.0001	$1.0001	$1.0001	$1.0002	$1.0001
Income from Investment Operations
Net investment income (loss) A	.0266	.0354	.0016	.0009	.0155	.0223
Net realized and unrealized gain (loss)	- B	- B	- B	- B	(.0001)	.0001
Total from investment operations	.0266	.0354	.0016	.0009	.0154	.0224
Distributions from net investment income	(.0266)	(.0354)	(.0016)	(.0009)	(.0155)	(.0223)
Total distributions	(.0266)	(.0354)	(.0016)	(.0009)	(.0155)	(.0223)
Net asset value, end of period	$1.0001	$1.0001	$1.0001	$1.0001	$1.0001	$1.0002
Total Return C,D	2.69%	3.59%	.15%	.09%	1.56%	2.26%
Ratios to Average Net Assets A,E,F
Expenses before reductions	-% G,H,I	-% H	-% H	-% H	.01%	.01%
Expenses net of fee waivers, if any	-% G,H,I	-% H	-% H	-% H	.01%	.01%
Expenses net of all reductions	-% G,H,I	-% H	-% H	-% H	.01%	.01%
Net investment income (loss)	5.32% G,I	3.46%	.16%	.09%	1.57%	2.22%
Supplemental Data
Net assets, end of period (000 omitted)	$26,450,878	$28,860,205	$37,572,025	$36,244,909	$21,223,031	$18,063,947

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.00005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount represents less than .005%.

IProxy expenses are not annualized.

Notes to Financial Statements (Unaudited)
For the period ended November 30, 2023

1. Organization.
Fidelity Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations, certificates of deposit and other short-term securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of November 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$50,137
Gross unrealized depreciation	(318,634)
Net unrealized appreciation (depreciation)	$(268,497)
Tax cost	$26,641,394,982

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
5. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2023 to November 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period- C June 1, 2023 to November 30, 2023

Fidelity® Securities Lending Cash Central Fund	0.0005%
Actual		$ 1,000	$ 1,026.90	$-D
Hypothetical-B		$ 1,000	$ 1,025.00	$-D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Securities Lending Cash Central Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Jennifer Toolin McAuliffe
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Christine J. Thompson
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Elizabeth S. Acton
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Laura M. Bishop
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Ann E. Dunwoody
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
John Engler
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Robert F. Gartland
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Robert W. Helm
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Arthur E. Johnson
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Michael E. Kenneally
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Mark A. Murray
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000
Carol J. Zierhoffer
Affirmative	52,175,225,933.960	100.000
TOTAL	52,175,225,933.960	100.000

Proposal 1 reflects trust wide proposal and voting results.

1.743119.123
CCC-SANN-0124

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Revere Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)                        Not applicable.

(b)                        Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 22, 2024